Other Current Liability - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 240	$ 209
Advance from customers
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	156	93
Transportation Service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	44	56
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 40	$ 60